REVENUE (Details Narrative) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
IfrsStatementLineItems [Line Items]
Revenues	$ 701,454	$ 572,228	$ 1,852,851	$ 791,588
Lease and service [member]
IfrsStatementLineItems [Line Items]
Revenues	406,119	52,290	1,104,326	81,496
Sale of products [member]
IfrsStatementLineItems [Line Items]
Revenues	$ 547,335	$ 519,938	$ 1,026,418	$ 709,643